Share-based payments - Details grants Materialise cash settled (Details)	12 Months Ended
	Dec. 31, 2022 Y € / shares	Dec. 31, 2021 Y € / shares	Dec. 31, 2020 Y € / shares
Share-based payment plans
Return dividend	0.00%
Materialise cash settled share based payment plan
Share-based payment plans
Expected volatility	60.00%	80.00%	84.00%
Risk-free interest rate	3.20%	0.18%	(0.34%)
Expected life | Y	0.25	0.25	0.25
Exercise price (in EUR)	€ 8.81	€ 8.81	€ 8.81
Stock price (in EUR)	8.25	21.05	44.20
Fair value SAR	€ 0.78	€ 12.26	€ 35.38